Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Recent Accounting Pronouncements

Note 4 - Recent Accounting Pronouncements

(a)	Recent accounting pronouncements adopted during the period:

(i)           Amendments to Certain Recognition and Disclosure Requirements

On January 1, 2011, the  Company adopted FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events.  The adoption of ASC No. 2010-09 did not have a material impact on the Company’s financial statements.

(ii)	Stock Compensation - Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades

On January 1, 2011, the Company adopted FASB issued ASU 2010-13, “Compensation – Stock Compensation (Topic 718) – Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades.” ASU 2010-13 provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The adoption of this standard did not have a material impact on the Company’s results of operation or financial position.

(iii)         Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses

On January 1, 2011, the Company adoted ASU 2010-20, “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 amends Topic 310 to provide greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. The adoption of ASU 2010-20 did not have a material effect on the Company’s results from operations or financial position as it only impacts the required disclosures.

(iv)	When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts

On January 1, 2011, the Company adopted ASU 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”).  The amendments in ASU 2010-28 affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. The amendments in ASU 2010-28 modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists.  In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist.  The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The adoption did not have a material effect on the financial statements.

(a)           Recent accounting pronouncements adopted during the period - Continued:

(v)           Business Combination

On January 1, 2011, the Company adopted ASU 2010-29, “Business Combinations (Topic 805)”.  ASU 2010-29 is intended to address diversity in practice regarding pro forma revenue and earnings disclosure requirements for business combinations.  ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.  The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.  The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis.  Adoption of ASU 2010-29 did not have a material effect on the Company’s financial statements.

(b)           Recent accounting pronouncements not yet implemented:

(i)           Fair Value Measurement

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  The amendments in this update are the result of the work of the FASB and the International Accounting Standards Board (“IASB”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements.  The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy in order to increase the comparability of disclosures between reporting entities applying U.S. GAAP and those applying IFRSs.  Additionally, the amendments expand the disclosures for fair value measurements categorized within Level 3 where a reporting entity will need to include the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.  For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820.  The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this update will not have a material impact on our financial position, results of operations or cash flows.

(ii)          Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”.  The amendments in this update eliminate the current option to report other comprehensive income and its components in the statements of shareholders’ equity.  Instead, an entity will be required to present either a single continuous statement of net income and other comprehensive income or in two separate, but consecutive statements.  The amendments in this update are to be applied retrospectively and are effective for interim and annual periods beginning after December 15, 2011.  The new guidance will be effective for the Company beginning January 1, 2012 and will have presentation changes only.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.